Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balances at Dec. 31, 2024		$ 210,175	$ (147,509)	$ 62,666
Balances (in Shares) at Dec. 31, 2024	70,380,570
Issuance of Ordinary shares		37,431		37,431
Issuance of Ordinary shares (in Shares)	14,336,323
Vesting of RSUs
Vesting of RSUs (in Shares)	326,306
Share-based compensation		5,331		5,331
Net loss			(18,805)	(18,805)
Balances at Jun. 30, 2025		252,937	(166,314)	86,623
Balances (in Shares) at Jun. 30, 2025	85,043,199
Balances at Dec. 31, 2025		267,235	(190,136)	$ 77,099
Balances (in Shares) at Dec. 31, 2025	88,009,737			88,009,737
Issuance of Ordinary shares		26,122		$ 26,122
Issuance of Ordinary shares (in Shares)	3,111,059
Exercise of options		2,886		2,886
Exercise of options (in Shares)	902,512
Vesting of RSUs
Vesting of RSUs (in Shares)	309,565
Share-based compensation		6,700		6,700
Net loss			(68,752)	(68,752)
Balances at Jun. 30, 2026		$ 302,943	$ (258,888)	$ 44,055
Balances (in Shares) at Jun. 30, 2026	92,332,873			92,332,873